Property and equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 6,464	$ 3,366	$ 3,986
Additions	(1,380)	(1,972)	32
Disposals		(2)	(129)
CTA	(1,265)	(60)	(523)
Closing balance	3,819	6,464	3,366
Adoption of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		5,132
Closing balance			5,132
Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		8,498
Closing balance			8,498
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	12,285	7,229	7,465
Additions	300	148	1,010
Disposals		(2)	(168)
CTA	(2,430)	(222)	(1,078)
Closing balance	10,155	12,285	7,229
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	883	900	831
Additions	15	15	216
Disposals		(2)	(15)
Transfer		2
CTA	(172)	(32)	(132)
Closing balance	726	883	900
Gross carrying amount [member] | Building Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,617	3,771	3,867
Additions	34	34	551
Disposals			(143)
CTA	(654)	(188)	(504)
Closing balance	2,997	3,617	3,771
Gross carrying amount [member] | Electronic Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	222	221	241
Additions	11	8	20
Disposals			(4)
CTA	(49)	(7)	(36)
Closing balance	184	222	221
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,043	1,973	2,128
Additions	97	91	198
Disposals			(6)
Transfer		(2)
CTA	(356)	(19)	(347)
Closing balance	1,784	2,043	1,973
Gross carrying amount [member] | Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	352	364	398
Additions	6		25
CTA	(77)	(12)	(59)
Closing balance	281	352	364
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	5,168
Additions	137
CTA	(1,122)	36
Closing balance	4,183	5,168
Gross carrying amount [member] | Adoption of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		5,132
Closing balance			5,132
Gross carrying amount [member] | Adoption of IFRS 16 [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		5,132
Closing balance			5,132
Gross carrying amount [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		12,361
Closing balance			12,361
Gross carrying amount [member] | Restatement [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		900
Closing balance			900
Gross carrying amount [member] | Restatement [Member] | Building Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		3,771
Closing balance			3,771
Gross carrying amount [member] | Restatement [Member] | Electronic Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		221
Closing balance			221
Gross carrying amount [member] | Restatement [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,973
Closing balance			1,973
Gross carrying amount [member] | Restatement [Member] | Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		364
Closing balance			364
Gross carrying amount [member] | Restatement [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		5,132
Closing balance			5,132
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(5,821)	(3,863)	(3,479)
Additions	1,680	(2,120)	(978)
Disposals			39
CTA	1,165	162	555
Closing balance	(6,336)	(5,821)	(3,863)
Accumulated depreciation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(451)	(376)	(346)
Additions	(71)	(93)	(88)
Disposals			3
CTA	100	18	55
Closing balance	(422)	(451)	(376)
Accumulated depreciation [member] | Building Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,045)	(1,630)	(1,450)
Additions	(391)	(477)	(437)
Disposals			31
CTA	366	62	226
Closing balance	(2,070)	(2,045)	(1,630)
Accumulated depreciation [member] | Electronic Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(176)	(167)	(151)
Additions	(13)	(15)	(41)
Disposals			2
CTA	40	6	23
Closing balance	(149)	(176)	(167)
Accumulated depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,558)	(1,351)	(1,203)
Additions	(175)	(257)	(347)
Disposals			3
CTA	288	50	196
Closing balance	(1,445)	(1,558)	(1,351)
Accumulated depreciation [member] | Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(335)	(339)	(329)
Additions	(4)	(5)	(65)
CTA	77	9	55
Closing balance	(262)	(335)	(339)
Accumulated depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,256)
Additions	(1,026)	(1,273)
CTA	294	17
Closing balance	$ (1,988)	(1,256)
Accumulated depreciation [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(3,863)
Closing balance			(3,863)
Accumulated depreciation [member] | Restatement [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(376)
Closing balance			(376)
Accumulated depreciation [member] | Restatement [Member] | Building Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(1,630)
Closing balance			(1,630)
Accumulated depreciation [member] | Restatement [Member] | Electronic Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(167)
Closing balance			(167)
Accumulated depreciation [member] | Restatement [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(1,351)
Closing balance			(1,351)
Accumulated depreciation [member] | Restatement [Member] | Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		$ (339)
Closing balance			$ (339)